INCOME TAXES - Schedule of Reconciliation of Deferred Tax Asset Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	$ 2,050	$ 2,384
Charged to other accounts	5,036	5,287
Balance, end of year	1,813	2,050	$ 2,384
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	2,831	2,913	2,001
Charged to Benefit from income taxes	(773)	13	870
Charged to other accounts	194	(95)	42
Balance, end of year	$ 2,252	$ 2,831	$ 2,913